Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14 – STOCKHOLDERS’ EQUITY

December 2011 Sale of Series A Preferred Stock

On December 20, 2011, the Company sold 752,200 shares of series A preferred stock to several investors for $1,504,400.  The effective price per share of common stock issuable upon conversion of the series A preferred stock was $2.00 per share, which was the deemed market price for the Company’s common stock on the date of the sale. Pursuant to the related purchase agreements, the Company’s controlling shareholder, Ally Joy Investments Limited (“Ally Joy”) agreed to deposit an aggregate amount of 200,000 shares of the Company’s common stock into an escrow account; Ally Joy is controlled by our Chief Executive Officer. The Company is required to meet $15.9 million after tax net income for the fiscal year ending December 31, 2011(“2011 Targeted Net Income”) and $18 million after tax net income for the fiscal year ending December 31, 2012 (“2012 Targeted Net Income) under U.S. GAAP. If the Company does not reach the 2011 Targeted Net Income or the 2012 Targeted Net Income, Ally Joy shall transfer to the holders of the Series A Preferred Stock an additional amount of shares of the Company’s common stock equal to the percentage of variation of the actual net income from the targeted net income times the number of purchased Series A Preferred Stock for each year not meeting the targeted net income. The Company met the 2011 Targeted Net Income. The Company agreed to file a Form S-1 registration statement (the “Registration Statement”) within 30 calendar days following the date of the sale of the Series A preferred Stock (“Closing Date”).  The Company agreed to use its best efforts to cause the Registration Statement to be declared effective upon the earlier of (a) 180 calendar days after the Closing Date or (b) three business days after the Registration Statement is declared effective. The Company also agreed to obtain common stock quotation on the Over the Counter Bulletin Board (“OTCBB”) within 60 days of the effectiveness of the initial Registration Statement.  The Company shall use its best efforts to cause its common stock to become listed (the “Uplisting”) on a senior exchange board (“Senior Exchange Listing”) within 12 months of the OTCBB listing date (“the Uplisting Date”). If the Senior Exchange Listing has not occurred by the Uplisting Date, the Company shall pay cash liquidated damage to the holders of the Series A preferred stock in the amount equal to 0.5% of each holder’s aggregate purchase price and on each monthly anniversary of the said date until the Uplisting is completed. Until the closing of an offering of the Company’s common stock at a price per share not less than $4.00, the Company is restricted from incurring any indebtedness or making any payment on the existing indebtedness to the Company’s Chief Executive Officer.

In connection with the sale of the Series A preferred stock, the Company received gross proceeds of $1,504,400 before deducting offering expenses of $345,440. In addition, the placement agent and consultants received of 250,000 common stock and warrants to purchase 75,220 shares of common stock with an exercise price of $2.40 per share and five years exercise period.

The series A preferred stock has the following rights, preferences and limitations:

●	There are 875,000 authorized shares of series A preferred stock.

●
Holders will be entitled to receive dividends at the rate of 10% of the original issuance price ($2.00). Dividends shall be cumulative but not compounding. Dividend payments may, in sole discretion of the Company, be made in fully paid and non-assessable share of Series A preferred stock based up the original issuance prices and the issuance of such shares of shall constitute full payment of such dividend.

●
The holders of the series A preferred stock have no voting rights except as required by law. However, so long as any shares of series A preferred stock are outstanding, the Company shall not, without first obtaining the approval  of the holders of majority of the then outstanding shares of the Series A preferred stock (a) amend the rights, preferences or privileges of the series A preferred stock, (b) amend or waive any provision of its Articles of Incorporation in a manner that would alter the rights, preferences or privileges of the Series A Preferred Stock, (c) create any class of capital stock or series or of preferred stock, the terms of which expressly provide that such class or series or (d) enter into any agreement with respect to the foregoing.

●
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the series A preferred stock will be entitled to receive an amount per share equal to the sum of $2.00, subject to adjustments,  plus any accrued but unpaid dividends out of the assets of the Company available for distribution to the shareholders of the Company before any payment or distribution is made to holders of other classes of stocks.

●
Each share of series A preferred stock is convertible at any time into one share of common stock, subject to adjustment, at the option of the holder. Each outstanding share of Series A preferred stock shall automatically convert into one share of the Company’s common stock upon the effectiveness of a registration statement filed by the Company with the Securities and Exchange Commission.

Common Stock

In March 2012, the Company issued 151,880 shares of its common stock to officers and directors of the Company for services rendered by them.  The shares were valued at $2.00 per share based on the fair value on the date of grant.  In connection with the issuance of these shares, the Company reduced accrued liabilities by $279,385 that were outstanding and recorded stock-based compensation of $24,375.

In March 2012, the Company issued 7,000 shares of its common stock to a consultant of the Company for services rendered by the consultant. The shares were valued at $2.00 per share based on the fair value on the date of grant.  In connection with the issuance of these shares, the Company reduced accrued liabilities by $14,000.

Warrants

Warrant activity for the three months ended March 31, 2012 is summarized as follows:

	Three Months Ended March 31, 2012
	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2011	75,220	$2.4
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance at March 31, 2012	75,220	$2.4
Warrants exercisable at March 31, 2012	75,220	$2.4

The following table summarizes the shares of the Company's common stock issuable upon exercise of warrants outstanding at March 31, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2012	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2012	Weighted Average Exercise Price
$2.40	75,220	4.75	$2.40	75,220	$2.40
	75,220	4.75	$2.40	75,220	$2,40

NOTE 15 – STOCKHOLDERS’ EQUITY

Recapitalization

On February 11, 2011, pursuant to a Share Exchange Agreement (See Note 1), the Company issued 12,800,000 ordinary shares to the shareholders of Shiny Gold, their designees or assigns in exchange for all of the issued and outstanding capital stock of Shiny Gold. Prior to the Share Exchange, the Company had 1,000,000 shares of ordinary shares issued and outstanding. Following the Share Exchange, there were 13,800,000 Ordinary Shares of the Company issued and outstanding.

December  2011 Sale of Series A Preferred Stock

On December 20, 2011, the Company sold 752,200 shares of series A preferred stock to several investors for $1,504,400.  The effective price per share of common stock issuable upon conversion of the series A preferred stock was $2.00 per share, which was the deemed market price for the Company’s common stock on the date of the sale. Pursuant to the related purchase agreements, the Company’s controlling shareholder, Ally Joy Investments Limited (“Ally Joy”) agrees to deposit an aggregate amount of 200,000 shares of the Company’s common stock into an escrow account; Ally Joy is controlled by our Chief Executive Officer. The Company is required to meet $15.9 million after tax net income for the fiscal year ending December 31, 2011(“2011 Targeted Net Income”) and $18 million after tax net income for the fiscal year ending December 31, 2012 (“2012 Targeted Net Income) under U.S. GAAP. If the Company does not reach the 2011 Targeted Net Income or the 2012 Targeted Net Income, Ally Joy shall transfer to the holders of the Series A Preferred Stock an additional amount of shares of the Company’s common stock equal to the percentage of variation of the actual net income from the targeted net income times the number of purchased Series A Preferred Stock for each year not meeting the targeted net income. The Company met the 2011 Targeted Net Income. The Company agrees to file a Form S-1 registration statement (the “Registration Statement”) within 30 calendar days following the date of the sale of the Series A preferred Stock (“Closing Date”).  The Company agrees to use its best efforts to cause the Registration Statement to be declared effective upon the earlier of (a) 180 calendar days after the Closing Date or three business days after the Registration Statement is declared effective. The Company also agrees to its common stock to become quoted on the Over the Counter Bulletin Board (“OTCBB”) within sixty days of the effectiveness of the initial Registration Statement.  The Company shall use its best efforts to cause its common stock to become listed (the “Uplisting”) on a senior exchange board (“Senior Exchange Listing”) within 12 months of the OTCBB listing date (“the Uplisting Date”). If the  Senior Exchange Listing has not occurred by the Uplisting Date, the Company shall pay cash liquidated damage to the holders of the Series A preferred stock in the amount equal to 0.5% of each holder’s aggregate purchase price until the Uplisting is completed. Until the closing of an offering of the Company’s common stock at a price per share not less than $4.00, the Company is restricted from incurring any indebtedness or making any payment on the existing indebtedness to the Company’s Chief Executive Officer.

In connection with the sale of the Series A preferred stock, the Company received gross proceeds of $1,504,400 before deducting offering expenses of $345,440. In addition, the placement agent and consultants received of 250,000 common stock and warrants to purchase 75,220 shares of common stock with an exercise price of $2.40 per share and five years exercise period.

The series A preferred stock has the following rights, preferences and limitations:

•	There are 875,000 authorized shares of series A preferred stock.

•
Holders will be entitled to receive dividends at the rate of 10% of the original issuance price ($2.00). Dividends shall be cumulative but not compounding. Dividend payments may be, in sole discretion of the Company, be made in fully paid and non-assessable share of Series A preferred stock based up the original issuance prices, and the issuance of such shares of shall constitute full payment of such dividend.

•
The holders of the series A preferred stock have no voting rights except as required by law. However, so long as any shares of series A preferred stock are outstanding, the Company shall not, without first obtaining the approval  of the holders of majority of the then outstanding share of the Series A preferred stock (a) amend the rights, preferences or privileges of the series A preferred stock (b) amend or waive any provision of its Articles of Incorporation in a manner that would alter the rights, preferences or privileges of the Series A Preferred Stock, (c) create any class of capital stock or series or of preferred stock, the terms of which expressly provide that such class or series or (d) enter into any agreement with respect to the foregoing.

•
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the series A preferred stock will be entitled to receive an amount per share equal to the sum of $2.00, subject to adjustments,  plus any accrued but unpaid dividends out of the assets of the Company available for distribution to the shareholders of the Company before any payment or distribution is made to holders of other classes of stocks.

•
Each share of series A preferred stock is convertible at any time into one share of common stock, subject to adjustment, at the option of the holder. Each outstanding share of Series A preferred stock shall automatically convert into one share of the Company’s common stock upon the effectiveness of a registration statement filed by the Company with the Securities and Exchange Commission

Warrants

Warrant activity for the years ended December 31, 2011 and 2010 is summarized as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of year	—	$—	—	$—
Granted	75,220	2.4	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Balance at end of year	75,220	$2.4	—	$—

Warrants exercisable at end of year	75,220	$2.4	—	$—

The following table summarizes the shares of the Company's common stock issuable upon exercise of warrants outstanding at December 31, 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$ 2.40	75,220	5.0	$2.40	75,220	$2.40
	75,220		$2.40	75,220	$2.40